Consolidated Balance Sheet (Parentheticals) - ₪ / shares	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Ordinary shares, par value (in New Shekels per share)	₪ 0.25	₪ 0.25
Ordinary shares, shares authorized	1,000,000,000	500,000,000
Ordinary shares, shares issued	463,769,463	120,652,683
Ordinary shares, shares outstanding	463,769,463	120,652,683